Ultra-Small Company Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.58%
Communication Services - 5.47%
comScore, Inc.* 24,100 $ 70,131
Cumulus Media, Inc.,
Class A* 177,188 1,763,021
DHI Group, Inc.* 2,782 16,553
Entravision
Communications Corp.,
Class A 16,100 103,201
Lee Enterprises, Inc.* 17,282 465,231
Salem Media Group, Inc.* 473,515 1,605,216
SPAR Group, Inc.* 123,400 160,420
Townsquare Media, Inc.,
Class A* 57,700 737,983
Zedge, Inc., Class B* 461 2,807
4,924,563
Consumer Discretionary - 12.12%
AMCON Distributing Co.+ 1,723 267,582
Bassett Furniture
Industries, Inc. 60,300 998,568
Big 5 Sporting Goods
Corp.+ 48,600 833,490
Build-A-Bear Workshop,
Inc.+ 66,336 1,212,622
Charles & Colvard, Ltd.* 118,885 186,649
Crown Crafts, Inc. 41,600 270,816
Delta Apparel, Inc.* 10,044 299,211
Destination XL Group, Inc.* 363,200 1,772,416
Dixie Group, Inc. (The)* 25,600 79,360
Educational Development
Corp. 55,700 431,675
Good Times Restaurants,
Inc.* 8,300 29,050
Hovnanian Enterprises,
Inc., Class A* 11,693 691,056
J. Jill, Inc.* 16,652 252,611
Jerash Holdings US, Inc. 6,500 41,730
Lazydays Holdings, Inc.* 48,900 986,802
Lincoln Educational
Services Corp.* 134,564 962,133
Live Ventures, Inc.*+ 21,702 922,552
Potbelly Corp.* 29,300 196,310
Universal Technical
Institute, Inc.* 21,900 193,815
Vince Holding Corp.*+ 26,200 213,006
Weyco Group, Inc. 2,515 62,171
10,903,625
Consumer Staples - 2.99%
Farmer Bros Co.* 7,900 56,248
Lifeway Foods, Inc.*+ 48,059 346,986
Mannatech, Inc. 23,388 855,533
Industry Company Shares Value
Consumer Staples (continued)
Natural Alternatives
International, Inc.* 50,300 $ 579,456
Natural Grocers by Vitamin
Cottage, Inc. 5,300 103,880
Natural Health Trends
Corp. 7,600 53,808
Ocean Bio-Chem, Inc. 12,798 103,280
S&W Seed Co.* 20,000 42,600
Village Super Market, Inc.,
Class A 22,209 544,120
2,685,911
Energy - 7.69%
Adams Resources &
Energy, Inc. 3,100 119,319
Barnwell Industries, Inc.* 9,233 23,729
Geospace Technologies
Corp.* 19,692 113,229
Gran Tierra Energy, Inc.* 74,300 116,651
Hallador Energy Co.* 459,695 1,608,932
Mammoth Energy
Services, Inc.*+ 52,989 112,867
NACCO Industries, Inc.,
Class A 1,400 54,908
Natural Gas Services
Group, Inc.* 18,400 219,144
NCS Multistage Holdings,
Inc.* 2,900 145,174
PHX Minerals, Inc. 21,600 66,096
SEACOR Marine
Holdings, Inc.* 1,100 8,877
SilverBow Resources, Inc.* 24,585 786,720
Smart Sand, Inc.* 475,637 1,640,948
TETRA Technologies, Inc.* 46,900 192,759
VAALCO Energy, Inc. 262,000 1,710,860
6,920,213
Financials - 16.34%
A-Mark Precious Metals,
Inc. 13,000 1,005,420
AmeriServ Financial, Inc. 15,000 60,600
Atlantic American Corp. 81,700 253,270
Bank7 Corp. 5,840 137,941
C&F Financial Corp. 1,700 85,187
Capital Bancorp, Inc. 7,100 162,306
Carver Bancorp, Inc.* 27,387 191,709
CF Bankshares, Inc. 4,800 106,560
Chemung Financial Corp. 1,200 56,028
Citizens Community
Bancorp, Inc. 43,900 663,329

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Community West
Bancshares 5,000 $ 70,050
Consumer Portfolio
Services, Inc.* 159,604 1,621,577
Eagle Bancorp Montana,
Inc. 2,700 60,291
Elevate Credit, Inc.* 514,300 1,573,758
First Business Financial
Services, Inc. 3,400 111,554
First United Corp. 5,017 113,033
First Western Financial,
Inc.* 1,473 46,046
FlexShopper, Inc.* 9,700 16,587
Investcorp Credit
Management BDC, Inc. 60,800 321,632
Kingstone Cos., Inc. 16,200 86,184
Logan Ridge Finance
Corp.*+ 23,083 520,752
Manning & Napier, Inc. 211,071 1,922,857
Medallion Financial Corp. 39,200 333,200
Meridian Corp. 11,170 358,445
Nexpoint Real Estate
Finance, Inc. 16,018 362,007
Northeast Bank 26,785 913,636
Ocwen Financial Corp.* 36,565 868,784
OFS Capital Corp.+ 14,000 182,000
Pzena Investment
Management, Inc.,
Class A 15,500 124,310
Randolph Bancorp, Inc. 8,900 235,049
Security National Financial
Corp., Class A* 166,063 1,660,630
Silvercrest Asset
Management Group,
Inc., Class A 16,744 342,415
Velocity Financial, Inc.* 7,500 82,050
Westwood Holdings
Group, Inc. 2,800 42,896
14,692,093
Health Care - 21.69%
Acorda Therapeutics,
Inc.*+ 141,400 227,654
Alimera Sciences, Inc.* 18,300 102,480
Allakos, Inc.* 47,600 271,320
American Shared Hospital
Services* 209,067 489,217
Aquestive Therapeutics,
Inc.*+ 105,556 275,501
ARCA biopharma, Inc.* 21,948 50,480
Astria Therapeutics, Inc.* 19,279 129,362
Industry Company Shares Value
Health Care (continued)
Atea Pharmaceuticals,
Inc.*+ 26,700 $ 192,774
BIMI International Medical,
Inc.* 72,762 100,411
Biocept, Inc.* 93,900 217,848
BioSig Technologies,
Inc.*+ 33,500 38,525
CareCloud, Inc.* 270,751 1,394,368
Co.-Diagnostics, Inc.*+ 281,800 1,741,524
Convey Health Solutions
Holdings, Inc.* 38,200 249,828
Cumberland
Pharmaceuticals, Inc.*+ 233,068 657,252
CynergisTek, Inc.* 35,000 46,900
Decibel Therapeutics, Inc.* 14,400 43,776
Electromed, Inc.* 79,338 986,965
Enzo Biochem, Inc.* 168,300 488,070
Eton Pharmaceuticals,
Inc.*+ 175,163 763,711
Exagen, Inc.* 23,800 191,114
FONAR Corp.* 39,100 725,305
Forte Biosciences, Inc.* 86,865 126,823
Harrow Health, Inc.* 215,000 1,466,300
Harvard Bioscience, Inc.* 141,500 878,715
IntriCon Corp.*+ 101,906 2,431,477
iRadimed Corp. 3,996 179,181
IRIDEX Corp.* 251,900 1,166,297
Kewaunee Scientific Corp.* 16,900 241,670
Lipocine, Inc.* 176,864 242,304
Liquidia Corp.* 69,800 501,164
Milestone Scientific, Inc.* 243,700 370,424
Myomo, Inc.* 83,910 319,697
Opiant Pharmaceuticals,
Inc.* 10,100 216,342
Ovid therapeutics, Inc.* 120,800 379,312
Pro-Dex, Inc.* 1,700 28,101
Protara Therapeutics, Inc.* 24,800 126,728
Revelation Biosciences,
Inc.*+ 39,800 45,372
Sensus Healthcare, Inc.* 200 2,024
Societal CDMO, Inc.* 249,600 449,280
Spruce Biosciences, Inc.*+ 121,327 243,867
SunLink Health Systems,
Inc.* 192,800 281,488
Terns Pharmaceuticals,
Inc.* 17,200 51,084
Utah Medical Products,
Inc. 2,000 179,720
XOMA Corp.* 400 11,192
Xtant Medical Holdings,
Inc.* 54,100 36,788

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Zynex, Inc.+ 23,143 $ 144,181
19,503,916
Industrials - 13.51%
Acme United Corp. 28,185 951,244
ARC Document Solutions,
Inc. 460,553 1,796,157
Avalon Holdings Corp.,
Class A* 14,700 48,142
BGSF, Inc. 4,000 52,680
DLH Holdings Corp.* 17,000 321,980
Hill International, Inc.* 34,675 56,520
Hudson Global, Inc.* 3,258 132,503
Hudson Technologies, Inc.* 408,600 2,537,406
Hurco Cos., Inc. 3,562 112,274
Huttig Building Products,
Inc.* 86,710 924,329
LS Starrett Co. (The),
Class A* 31,001 238,398
LSI Industries, Inc. 10,665 63,990
Mastech Digital, Inc.* 17,200 318,028
Orion Group Holdings,
Inc.* 105,926 262,696
Pangaea Logistics
Solutions, Ltd. 312,300 1,736,388
RCM Technologies, Inc.* 60,455 596,086
USA Truck, Inc.* 64,431 1,327,279
Virco Mfg. Corp.* 17,600 52,624
Volt Information Sciences,
Inc.* 103,700 620,126
12,148,850
Information Technology - 12.82%
ALJ Regional Holdings,
Inc.* 23,000 60,260
AstroNova, Inc.* 28,300 429,311
Aviat Networks, Inc.* 33,526 1,031,595
Bel Fuse, Inc., Class B 3,200 57,088
BK Technologies Corp. 25,500 65,025
Computer Task Group,
Inc.* 82,310 804,169
Evolving Systems, Inc.* 150,500 273,910
Information Services
Group, Inc. 252,148 1,717,128
inTEST Corp.* 133,134 1,428,528
Paysign, Inc.* 117,900 232,263
PCTEL, Inc. 196,141 910,094
RF Industries, Ltd.* 29,696 214,108
Richardson Electronics,
Ltd. 42,547 529,285
Schmitt Industries, Inc.* 61,502 295,824
Industry Company Shares Value
Information Technology (continued)
SecureWorks Corp.,
Class A* 19,980 $ 264,735
SigmaTron International,
Inc.*+ 73,800 504,054
Steel Connect, Inc.* 140,200 180,858
Synchronoss
Technologies, Inc.* 541,200 936,276
Taitron Components, Inc.,
Class A 68,500 263,040
TESSCO Technologies,
Inc.* 49,629 299,759
TransAct Technologies,
Inc.* 8,000 56,480
Trio-Tech International*+ 6,857 49,405
TSR, Inc.*+ 5,328 49,284
Universal Security
Instruments, Inc.*+ 110,500 469,625
WidePoint Corp.* 19,810 74,882
Wireless Telecom Group,
Inc.* 191,592 329,538
11,526,524
Materials - 7.35%
Advanced Emissions
Solutions, Inc.* 148,293 922,383
AgroFresh Solutions, Inc.* 154,592 293,725
Ampco-Pittsburgh Corp.* 58,032 366,182
Caledonia Mining Corp.
PLC 16,135 245,413
Core Molding
Technologies, Inc.* 49,704 534,815
Flexible Solutions
International, Inc.* 39,600 161,172
Friedman Industries, Inc. 90,521 797,490
Gulf Resources, Inc.* 81,460 345,390
Haynes International, Inc. 10,152 432,475
Olympic Steel, Inc. 51,380 1,976,075
Synalloy Corp.* 33,100 531,255
6,606,375
Real Estate - 0.60%
American Realty Investors,
Inc.*+ 8,000 122,960
AMREP Corp.* 28,100 379,912
Maui Land & Pineapple
Co., Inc.* 3,200 35,552
538,424
TOTAL COMMON STOCKS - 100.58% 90,450,494
(Cost $75,239,879)

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
4
Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 3.95%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.12% 3,548,199
$ 3,548,199
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 3.95% 3,548,199
(Cost $3,548,199)
TOTAL INVESTMENTS
-
104.53%
$ 93,998,693
(Cost $78,788,078)
Liabilities in Excess of Other Assets - (4.53%) (4,072,450)
NET ASSETS - 100.00% $ 89,926,243
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2022.
^ Rate disclosed as of March 31, 2022.
+ This security or a portion of the security is out on loan as of
March 31, 2022. Total loaned securities had a value of
$4,174,785 as of March 31, 2022.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 90,450,494 $ – $ – $ 90,450,494
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 3,548,199 – 3,548,199
TOTAL
$90,450,494 $3,548,199 $– $93,998,693
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.